Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Real Estate Owned Rollforward
Balance at beginning of the period	$ 122,072	$ 136,705	$ 188,855
Write-downs in value	(4,624)	(6,125)	(13,641)
Additions	20,008	69,431	51,855
Sales	(54,156)	(77,029)	(89,720)
Other adjustments	(154)	(910)	(644)
Transfer to non-covered status			0
Ending balance	83,146	122,072	136,705
Mortgages | Covered loans
Other Real Estate Owned Rollforward
Balance at beginning of the period		0	19,595
Write-downs in value			(287)
Additions			0
Sales			(3,282)
Other adjustments			(693)
Transfer to non-covered status			(15,333)
Ending balance			0
Mortgages | Non-covered loans
Other Real Estate Owned Rollforward
Balance at beginning of the period	105,113	114,911	147,849
Write-downs in value	(3,060)	(4,541)	(10,380)
Additions	17,785	62,630	41,167
Sales	(49,797)	(67,137)	(78,330)
Other adjustments	(109)	(750)	(728)
Transfer to non-covered status			15,333
Ending balance	69,932	105,113	114,911
Commercial / Construction | Non-covered loans
Other Real Estate Owned Rollforward
Balance at beginning of the period	16,959	21,794	21,411
Write-downs in value	(1,564)	(1,584)	(2,974)
Additions	2,223	6,801	10,688
Sales	(4,359)	(9,892)	(8,108)
Other adjustments	(45)	(160)	777
Transfer to non-covered status			0
Ending balance	$ 13,214	$ 16,959	$ 21,794